Subseqent Events	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Subsequent Events [Abstract]
Subseqent Events
12.	Subsequent Events

On July 21, 2015, the Company has filed a change of name in its state of incorporation from ViewRay, Inc. to ViewRay Technologies, Inc.

On July 23, 2015, Vesuvius Acquisition Corp., a corporation formed in the State of Delaware on July 16, 2015, or the Acquisition Sub, merged with and into ViewRay Technologies, Inc., a corporation incorporated in 2004 in the state of Florida originally under the name of ViewRay Incorporated, subsequently reincorporated in Delaware in 2007, referred to as ViewRay. Pursuant to this transaction, or the Merger, ViewRay was the surviving corporation and became a wholly-owned subsidiary. All of the outstanding stock of ViewRay was converted into shares of the surviving corporation’s common stock.

In connection with the Merger and pursuant to the Split-Off Agreement, the former shell company transferred its pre-Merger assets and liabilities to the former shell company’s pre-Merger majority stockholder, in exchange for the surrender by her and cancellation of 4,150,171 shares of the surviving corporation.

As a result of the Merger and Split-Off, the former shell company discontinued its pre-Merger business and acquired the business of ViewRay and will continue the existing business operations of ViewRay as a publicly-traded company under the name ViewRay Technologies, Inc.

At July 23, 2015, the Company effected a 2.975-for-1 stock split of the Company’s then outstanding common stock and convertible preferred stock (collectively referred to as “Capital Stock”) and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split.

The Company has evaluated subsequent events through October 8, 2015, the date on which these consolidated financial statements were issued. No significant subsequent events to this date would have had material impact on the Company’s consolidated financial statements as of and for the six months ended June 30, 2015.

18.	SUBSEQUENT EVENTS

The Company has evaluated subsequent events through the date the financial statements were issued.

In January 2015, the Company issued an aggregate of 162,407 shares of Series C convertible preferred stock to Itochu and another new investor at a price of $5.84 per share for a total gross consideration of $950 thousand (see Note 9).

In February 2015, the Company issued 2,564,652 shares of Series C convertible preferred stock to a new investor at a price of 5.84 per share for total gross consideration of $15.0 million (see Note 11). The new investor will have the right to appoint one director to serve on our board.

At March 25, 2015, the Company effected a 1-for-7.25 reverse stock split of the Company’s then outstanding common stock and convertible preferred stock (collectively referred to as “Capital Stock”) and convertible preferred stock warrants, in which (i) each 7.25 shares of outstanding Capital Stock were combined into 1 share of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately reduced on a 1-for-7.25 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately reduced on a 1-for-7.25 basis; (iv) the exercise price of each such outstanding option was proportionately increased on a 1-for-7.25 basis; and (v) each 7.25 shares of outstanding convertible preferred stock warrant were combined into 1 share of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 1-for-7.25 reverse stock split (Notes 2, 5, 9, 10, 11, 12, 13 and 15).

At July 23, 2015, the Company effected a 2.975-for-1 stock split of the Company’s then outstanding common stock and convertible preferred stock (collectively referred to as “Capital Stock”) and convertible preferred stock warrants, in which (i) each share of outstanding Capital Stock was increased into 2.975 shares of Capital Stock; (ii) the number of outstanding options to purchase each Capital Stock was proportionately increased on a 2.975-for-1 basis; (iii) number of shares reserved for future option grants under the 2008 Plan were proportionately increased on a 2.975-for-1 basis; (iv) the exercise price of each such outstanding option was proportionately decreased on a 2.975-for-1 basis; and (v) each share of outstanding convertible preferred stock warrant was increased into 2.975 shares of convertible preferred stock warrant. All of the share and per share amounts have been adjusted, on a retroactive basis, to reflect this 2.975-for-1 stock split (Notes 2, 5, 9, 10, 11, 12, 13 and 15).